Share Capital and Reserves	12 Months Ended
Mar. 31, 2021
Miscellaneous equity [abstract]
Share Capital and Reserves
(a)	Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

As at March 31, 2021, there were 180,602,894 Common Shares issued and outstanding (March 31, 2020 – 175,602,894).

(b)	Issued share capital

In December 2019, the Company amended its option agreement with GFTEC to purchase GFTEC’s 51% interest in the PINE Property (the “Transaction”). Upon completion of the Transaction, the Company would hold a 100% interest in the PINE mineral claims having completed the purchase of Cascadero’s 49% interest in the PINE Property in the prior year (note 6(b)). On January 6, 2020, the Company concluded the Transaction by issuing 5,000,000 Common Shares to GFTEC.

On August 20, 2020, 3,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $150,000 (note 9(a)).

On October 2, 2020, 2,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $100,000 (note 9(a)). $100 related to flow-through tax filing has been deducted from the gross proceeds as issuance costs.

Approximately $167,000 of the flow-through proceeds received were renounced to the shareholder as at December 31, 2020. The Company recognized no flow-through premium in excess of the fair value of these common shares at their dates of issuance.

As at March 31, 2021, the amount of flow-through proceeds remaining to be expended is approximately $83,000, which must be incurred on or before December 31, 2023.

(c)	Share purchase options

The following summarizes changes in the Company’s share purchase options (the “Options”):

		March 31, 2021		March 31, 2020
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding - beginning balance	$0.05	2,000,000	$-	-
Granted	–	–	0.05	2,000,000
Outstanding - beginning balance	$0.05	2,000,000	$0.05	2,000,000

Award vesting in several tranches ranging from 6 monthsto 18 months from the date of grant.

During the year ended March 31, 2021, the Company recognized share-based compensation expense of $17,888 (2020 – $42,124).

The following summarizes information on the options outstanding and exercisable as at March 31, 2021:

	Options outstanding		Options exercisable
Exercise price	Number of Options	Weighted average remaining contractual life (years)	Number of Options	Weighted average remaining contractual life (years)
$ 0.05	2,000,000	3.51	500,000	3.51
Total	2,000,000	3.51	500,000	3.51

(d)	Share purchase warrants

The following common share purchase warrants were outstanding at March 31, 2021 and 2020:

	Exercise price	March 31, 2021	March 31, 2020
Issued pursuant to a loan agreement (note 9(a))	$0.05	16,000,000	16,000,000
Exercised	$0.05	(5,000,000)	–
Total		11,000,000	16,000,000

(i)	2019 loan bonus warrants

In December 2019, 16,000,000 share purchase warrants were issued pursuant to the Loan (note 9(a)). The fair value of these warrants at issue was determined to be $490,449 at $0.03 per warrant using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and, dividend yield of nil.